Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

     On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock. The reverse split became effective on March 11, 2011. All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Principles of Consolidation and Basis of Presentation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited. All intercompany accounts and transactions have been eliminated in consolidation.

     These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion. Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management's Response

     The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company's condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

     The Company has incurred significant losses in operations in each quarter since inception. For the years ended December 31, 2011 and 2010, the Company has incurred net losses of $2,360,000 and $1,933,000, respectively. In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2011 and 2010. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

     On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC, its largest stockholder, in the principal amount of $500,000. The note bore interest at the rate of 12% per annum and was to mature on April 1, 2011, at which time all principal and accrued interest was due. However, the Company agreed to and did prepay, without penalty, amounts due under the note with the cash proceeds from its rights offering prior to the maturity date. The note was secured by a first priority lien on all of the Company's property, including its intellectual property.

     On March 10, 2011 the Company completed its rights offering and a private placement that together resulted in gross proceeds of approximately $3.2 million. The aggregate net proceeds were approximately $2.3 million, after deducting the estimated aggregate expenses of these transactions which approximated $200,000, the repayment of the $500,000 note issued to Lambda Investors, LLC, plus $26,650 of accrued interest thereon, the payment of an 8% sourcing/transaction fee of $40,000 in respect of the note and an aggregate of $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.

     After giving effect to the 1:20 reverse stock split on March 11, 2011, the Company's stockholders subscribed for 4,964,854 units in the rights offering and the Company accepted all basic subscription rights and oversubscription privileges. The units were sold at a per unit purchase price of $0.40. Gross proceeds to the Company from the sale of these units in the rights offering were approximately $2.0 million. The Company issued an aggregate of 4,964,854 shares of common stock and warrants to purchase an aggregate of approximately 4,590,171 million shares of its common stock to stockholders who subscribed.

     Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units at the same per unit purchase price of $0.40, pursuant to a purchase agreement between the Company and Lambda Investors. The Company issued to Lambda Investors an aggregate of 3,009,711 shares of common stock and warrants to purchase an aggregate of 2,782,577 shares of common stock. Of the $3.2 million in gross proceeds from the rights offering and the private placement, the Company received approximately $1.2 million in gross proceeds from the sale of units to Lambda Investors.

     The Company effected a reverse stock split, in which every 20 shares of our common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to $0.04 per pre-split share for such fractional interests. The number of shares of common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split. The reverse stock split was effected in connection with the rights offering and private placement.

     On June 27, 2011, the Company entered into a License Agreement, effective July 1, 2011, with Bellco S.r.l., as licensee ("Bellco"), an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of Nephros' patented mid-dilution dialysis filters. This Agreement provides the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. The first two fixed payments have been received. The remaining fixed payment of €600,000 or approximately $778,000, will take place in January 2013. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of products sold per year in the territory as follows: for the first 103,000 units sold, €4.50 per unit; thereafter, €4.00 per unit. Anticipated payments from this License Agreement will be a positive source of cash flow to the Company.

     There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents

     The Company invests its excess cash in bank deposits and money market accounts. The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

     The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses. There were no allowances for doubtful accounts at December 31, 2011 or 2010. There was no allowance for sales returns at December 31, 2011 or 2010. There were no write offs of accounts receivable to bad debt expense during 2011 or 2010.

Inventory

     The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method.

Patents

     The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net

     Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

     The Company adheres to ASC Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2011 and December 31, 2010.

Fair Value of Financial Instruments

     The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

     Revenue is recognized in accordance with ASC Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

     The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances. All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

     Deferred revenue on the accompanying 2011 consolidated balance sheet is approximately $2,094,000 and is related to the License Agreement with Bellco, effective July 1, 2011. The total payments to be received as a result of this agreement approximate $2,459,000 and the Company has recognized approximately $365,000 of revenue related to this license agreement during the year ended December 31, 2011 resulting in $2,094,000 being deferred over the remainder of the fixed payment period. The Company amortizes the deferred revenue monthly over the expected obligation period which ends on December 31, 2014. This will result in expected recognized revenue of approximately $698,000 in each of the three years ended December 31, 2014.

     The Company received cash payments before revenue recognition of approximately $709,000 in July 2011. In addition, current trade accounts receivable includes approximately $971,000, which represents a fixed payment received in January 2012 and the final guaranteed fixed payment of approximately $778,000 is due in January 2013 and is included in long-term receivable on the accompanying 2011 consolidated balance sheet.

Shipping and Handling Costs

     Shipping and handling costs are recorded as cost of goods sold and are approximately $26,000 and $25,000 for the years ended December 31, 2011 and 2010, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

     The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations. The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs

     The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt. Amortization of debt issuance costs of $40,000 and $50,000 for the years ended December 31, 2011 and 2010, respectively, are associated with the senior secured note issued to Lambda Investors LLC. These capitalized costs were fully amortized by the first quarter of 2011.

Other Income

     Other expense in the amount of approximately $2,000 for the year ended December 31, 2011 was due to foreign currency loss on invoices paid to an international supplier. Other income in the amount of approximately $20,000 for the year ended December 31, 2010 primarily resulted from the reversal of a prior year's accrual determined to no longer be necessary.

Income Taxes

     The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

     For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2011 and December 31, 2010.

     ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2008. The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements. During the years ended December 31, 2011 and 2010, the Company recognized no adjustments for uncertain tax positions. However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share

     In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2011	2010
Stock options	747,164	44,664
Warrants	16,452,368	409,591

Foreign Currency Translation

     Foreign currency translation is recognized in accordance with ASC Topic 830. The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

     Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. For the years ended December 31, 2011 and 2010, the comprehensive loss was approximately $2,333,000 and $1,987,000, respectively.

New Accounting Pronouncements

     In December 2011, the FASB issued an update on comprehensive income, which pertains to the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income in a previous accounting standard update that pertained to the presentation of comprehensive income. The update defers the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods. All other requirements the previous accounting standard on the presentation of comprehensive income, issued in June 2011, are not affected. The previous presentation related comprehensive income standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income. Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income. It does not change the items that must be reported in other comprehensive income and it is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted. We have evaluated the guidance and expect it to impact only the presentation and note disclosures in our financial statements.